Reconciliation of Financial Statements to Form 5500 - Reconciliation of net assets (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP Form 5500 Caption Net Assets Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	$ 191,832,574	$ 184,641,709
EBP Reconciliation to Form 5500 Net Assets Available For Benefit Contract Value To Current Value Adjustment	(199,403)	(531,891)
EBP Form 5500 Caption Net Assets Available For Benefit	191,633,171	$ 184,109,818
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution [Abstract]
EBP Reconciliation to Form 5500 Net Assets Available For Benefit Decrease For Deemed Distribution Current Period	7,523,353
EBP Form 5500 Caption Net Income Loss	332,488
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 7,190,865